Income Tax Expense - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current income tax
Current year	¥ 193,878	$ 27,364	¥ 209,448	¥ 197,264
Over provision in respect of prior years	(6,985)	(986)	(729)	(2,867)
Deferred tax
Movement in temporary differences	(14,274)	(2,014)	(2,052)	(225)
Consolidated income tax expense reported in the statement of profit or loss	¥ 172,619	$ 24,364	¥ 206,667	¥ 194,172